UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    FORM 13F



                               Form 13F Cover Page


 Filing for Quarter-Ending:                December 31, 2003

 Check here if Amendment:                   (  )
 Amendment Number:
 This Amendment:                            (  )  is a reinstatement
                                            (  )  adds new holdings entries

 Institutional Investment Manager Filing this Report:

 Name:                         Croft-Leominster, Inc.
 Address:                      300 Water Street, 4th floor
                               Baltimore, MD  21202

 Form 13-F File Number:        28-03999

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:            Carla Prescimone
Title:           Assistant Vice President
Phone:           410-576-0100

Signature, Place, and Date of Signing:

                                Baltimore, Maryland                 02/12/04
================================================================================
Signature                       City, State                           Date


Report Type (Check only one):

( X )  13F Holdings Report     Check here if all holdings of this reporting
                               manager are reported in this report.
(   )  13F Notice              Check here if no holdings reported are in this
                               report, and all holdings are reported by other
                               reporting manager(s).
(   )  13F Combination Report  Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                          none

Form 13F Information Table Entry Total:

Form 13F Information Table Value Total:                    $253.7180
                                                          (thousands)



 *NOTE: Unless Otherwise Indicated

 ITEM 6: Investment Discretion:              SOLE
 ITEM 7: Voting Authority:                   NONE

       SECURITY NAME             TITLE of CLASS       CUSIP       MARKET VALUE         QUANITY

 AGCO Corporation                      COM         001084102        $ 2.5290        125,570
 Abbott Laboratories                   COM         002824100        $ 1.9586         42,030
 Abitibi-Consolidated Inc              COM         003924107        $ 1.4033        173,037
 Ameren Corporation                    COM         023608102        $ 1.2623         27,441
 Amgen Inc.                            COM         031162100        $ 1.0061         16,283
 Asia Tigers Fund Inc                  COM         04516T105        $ 0.1977         18,825
 Bank of America Corp                  COM         060505104        $ 2.3639         29,391
 Beckman Coulter, Inc.                 COM         075811109        $ 0.3571          7,025
 Berkshire Hathaway - CL A            CL A         084670108        $ 1.1795             14
 Berkshire Hathaway - CL B            CL B         084670207        $ 8.1325          2,889
 Biomet Inc                            COM         090613100        $ 0.9069         25,040
 Boise Cascade Corp                    COM         097383103        $ 2.2800         69,385
 Bristol-Myers Squibb Co               COM         110122108        $ 2.9706        103,868
 Cablevision Systems -NY Grp A       CL A NY       12686C109        $ 2.6819        114,658
 Capital One Financial Corp            COM         14040H105        $ 1.0121         16,514
 Cendant Corp                          COM         151313103        $ 4.8734        218,832
 Cephalon, Inc.                        COM         156708109        $ 1.6310         33,692
 Citigroup, Inc.                       COM         172967101        $ 9.3071        191,741
 ConAgra Foods, Inc.                   COM         205887102        $ 0.7198         27,275
 Constellation Energy Group            COM         210371100        $ 0.2150          5,490
 Covance Inc.                          COM         222816100        $ 0.4449         16,600
 CP Ships Ltd.                         COM         22409V102        $ 1.1878         57,190
 Disney (Walt) Co.                 COM DISNEY      254687106        $ 0.4153         17,801
 Dominion Resources Inc VA             COM         25746U109        $ 0.6702         10,500
 Dover Corp                            COM         260003108        $ 0.7549         18,990
 Duke Energy Corp                      COM         264399106        $ 0.8182         40,010
 Eaton Corp                            COM         278058102        $ 3.9191         36,295
 El Paso Corporation                   COM         28336L109        $ 4.5194        551,820
 Edwards Lifesciences Corporati        COM         28716E108        $ 1.5362         51,070
 Exxon Mobil Corp                      COM         30231g102        $ 0.2152          5,248
 FMC Corp                            COM NEW       302491303        $ 3.2122         94,118
 FMC Technologies, Inc.                COM         30249U101        $ 0.3151         13,522
 Fairmont Hotels & Resorts             COM         305204109        $ 0.4491         16,549
 FleetBoston Financial Corp            COM         339030108        $ 1.4011         32,099
 Franklin Resources Inc                COM         354613101        $ 2.2236         42,712
 General Electric Co                   COM         369604103        $ 3.6011        116,239
 Goldman Sachs Group Inc               COM         38141g104        $ 0.9162          9,280
 Gulfterra Energy Partners LP          COM         40274U108        $ 0.7236         17,035
 HCA Inc.                              COM         404119109        $ 1.5673         36,483
 Hartford Financial Services Gr        COM         416515104        $ 1.0210         17,297
 Hilton Hotels Corp                    COM         432848109        $ 0.3083         18,000
 Honeywell Intl Inc                    COM         438516106        $ 6.1650        184,415
 J.B. Hunt Transport Services          COM         445658107        $ 0.6935         25,675
 IMC Global Inc                        COM         449669100        $ 0.4069         40,980
 Ikon Office Solutions Inc             COM         451713101        $ 2.7458        231,520
 Inco Ltd                              COM         453258402        $ 3.3843         84,990
 Ingersoll-Rand                        COM         456866102        $ 2.0199         29,757
 Int'l Business Machines Corp.         COM         459200101        $ 0.7356          7,937
 Invitrogen Corporation                COM         46185R100        $ 2.9467         42,150
 Janus Capital Group Inc.              COM         47102X105        $ 1.5671         95,498
 Kansas City Southern                COM NEW       485170302        $ 0.4795         33,483
 Koninklije Philips Electronics  SP ADR NEW 2000   500472303        $ 0.2011          6,914
 Liberty Media Corp                 COM SER A      530718105       $ 13.9945      1,177,000
 Lincoln National Corp                 COM         534187109        $ 4.7681        118,111
 Lowe's Companies                      COM         548661107        $ 7.9741        143,962
 Markel Corporation                    COM         570535104        $ 1.3466          5,312
 Marsh & McLennan Cos                  COM         571748102        $ 0.8060         16,830
 Masco Corp.                           COM         574599106        $ 2.8146        102,684
 McKesson HBOC, Inc                    COM         58155Q103        $ 2.6113         81,197
 Merck & Co                            COM         589331107        $ 0.5158         11,164
 Meristar Hospitality                  COM         58984Y103        $ 2.6230        402,925
 Metro Goldwyn-Mayer Inc               COM         591610100        $ 0.2509         14,681
 Millennium Chemicals Inc              COM         599903101        $ 0.3183         25,100
 Mills Corp                            COM         601148109        $ 2.3916         54,355
 Morg Stan Asia-Pacific FD NR          COM         61744U106        $ 0.1397         12,874
 Newell Rubbermaid Co.                 COM         651229106        $ 0.9045         39,723
 News Corp LTD ADR                   ADR NEW       652487703        $ 0.2193          6,076
 Nokia Corp - Spon ADR            SPONSORED ADR    654902204        $ 0.9650         56,765
 Om Group, Inc.                        COM         670872100        $ 1.5481         59,110
 Packaging Corp of America             COM         695156109        $ 0.3148         14,400
 Pactiv Corp                           COM         695257105        $ 0.5239         21,920
 Pfizer Inc                            COM         717081103        $ 5.1831        146,706
 Pharmaceutical Product Develop        COM         717124101        $ 0.8539         31,660
 Pitney Bowes Inc.                     COM         724479100        $ 0.4637         11,415
 PolyOne Corp                          COM         73179P106        $ 2.3108        361,620
 Premcor Inc.                          COM         74045q104        $ 3.3741        129,772
 Procter & Gamble                      COM         742718109        $ 1.2055         12,069
 Prudential Financial Inc.             COM         744320102        $ 7.6400        182,906
 Pulitzer Co. Inc.                     COM         745769109        $ 0.5972         11,060
 SBC Communications Inc                COM         78387G103        $ 0.5127         19,666
 SPDR Trust Series I               UNIT SER 1      78462F103        $ 0.2792          2,509
 SPX Corp                              COM         784635104        $ 9.4974        161,493
 St. Paul Cos                          COM         792860108        $ 4.0956        103,294
 Schering Plough Corp.                 COM         806605101        $ 2.0125        115,726
 Sempra Energy                         COM         816851109        $ 0.5224         17,380
 Shaw Group Inc.                       COM         820280105        $ 0.4305         31,605
 Smurfit-Stone Container Corp          COM         832727101        $ 5.9943        322,795
 STERIS Corp.                          COM         859152100        $ 0.2034          9,000
 Swift Transportation Co. Inc.         COM         870756103        $ 1.0715         50,975
 Synopsys Inc.                         COM         871607107        $ 1.1272         33,290
 Tenet Healthcare Corporation          COM         88033G100        $ 1.6344        101,830
 Terex Corporation                     COM         880779103        $ 4.6722        164,051
 Textron Inc                           COM         883203101        $ 4.3527         76,283
 Thermo Electron Corp                  COM         883556102        $ 0.9550         37,895
 3M Co.                                COM         88579Y101        $ 0.3333          3,920
 Time Warner                           COM         887317105        $ 8.2296        457,452
 Timken Co                             COM         887389104        $ 0.7655         38,160
 Tribune Co                            COM         896047107        $ 1.5120         29,302
 Tyco International Ltd                COM         902124106       $ 12.6629        477,847
 U.S. Bancorp                        COM NEW       902973304        $ 0.2246          7,542
 Valmont Industries                    COM         920253101        $ 0.6922         29,900
 Varian Inc.                           COM         922206107        $ 0.7166         17,200
 Varian Medical Systems, Inc.          COM         92220P105        $ 0.6609          9,565
 Vastera, Inc.                         COM         92239N109        $ 0.3338         83,450
 Viacom Inc. - Cl B                   CL B         925524308        $ 5.5579        125,235
 Viad Corp                             COM         92552R109        $ 0.2932         11,726
 Washington Mutual, Inc.               COM         939322103        $ 0.7755         19,329
 Watson Pharmaceuticals, Inc.          COM         942683103        $ 1.2279         26,694
 Wells Fargo & Co.                     COM         949746101        $ 0.4194          7,122
 Williams Cos Inc.                     COM         969457100        $ 3.0066        306,170
 Wrigley (William) Jr. Co.             COM         982526105        $ 0.3626          6,450
 Wyeth                                 COM         983024100        $ 4.8334        113,862
 Ace Ltd                               ORD         G0070K103        $ 6.5022        156,981
 PartnerRe Ltd                         COM         G6852T105        $ 1.8578         32,004
 Flextronics International Inc         ORD         Y2573F102        $ 0.1777         12,004

                                                                  $ 253.7180      9,722,281

